T. ROWE PRICE Communications & Technology Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.6%
FINANCIAL SERVICES 4.2%
Other Financial Services 1.1%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $67,333 (1)(2)(3) 12,002,332 96,859
XP, Class A (2) 491,934 18,531
115,390
Payments 3.1%
Mastercard, Class A  310,400 110,518
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $8,204 (1)(2)(3) 32,222 8,217
PayPal Holdings (2) 704,000 170,959
StoneCo, Class A (2) 741,696 45,407
335,101
Total Financial Services 450,491
HARDWARE 1.5%
Consumer Electronics 1.5%
Apple  842,800 102,948
Roku (2) 185,100 60,300
Total Hardware 163,248
INTERNET 41.3%
China Internet Media/Advertising 3.5%
Kuaishou Technology (HKD) (2) 799,800 27,778
Tencent Holdings (HKD)  4,416,100 352,438
380,216
China Internet Retail 2.4%
Alibaba Group Holding, ADR (2) 1,143,020 259,157
259,157
Rest of World Internet Media/Advertising 3.6%
Sea, ADR (2) 1,762,093 393,352
393,352
Rest of World Internet Retail 0.3%
Coupang (2)(4) 778,036 38,396
38,396
Rest of World Internet Services 0.4%
Trainline (GBP) (2) 7,264,495 46,026
46,026

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
U.S. Internet Media/Advertising 15.5%
Alphabet, Class A (2) 67,050 138,292
Alphabet, Class C (2) 293,303 606,735
Facebook, Class A (2) 2,168,800 638,777
Pinterest, Class A (2) 962,600 71,261
Snap, Class A (2) 4,257,083 222,603
Vimeo, Class A, Acquisition Date: 1/25/21, Cost $5,887 (1)(2)(3) 181,629 6,055
1,683,723
U.S. Internet Retail 10.5%
Amazon.com (2) 318,200 984,536
Carvana (2) 478,397 125,531
Chewy, Class A (2)(4) 312,733 26,492
1,136,559
U.S. Internet Services 5.1%
Airbnb, Class A (2)(4) 53,126 9,984
Airbnb, Class B, Acquisition Date: 4/16/14 - 7/14/15,
Cost $8,157 (2)(3) 316,466 56,503
Booking Holdings (2) 114,772 267,400
DoorDash, Class A (2)(4) 289,139 37,915
DoorDash, Class A, Acquisition Date: 11/12/19 - 6/17/20,
Cost $10,042 (2)(3) 255,984 31,889
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 1,284
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $4,000 (1)(2)(3) 86,339 10,792
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $209 (1)
(2)(3) 4,511 564
Match Group (2) 638,678 87,742
Redfin (2) 657,781 43,802
547,875
Total Internet 4,485,304
IT SERVICES 2.5%
Data Centers 1.2%
Equinix, REIT  190,256 129,296
129,296
IT Services 1.3%
VeriSign (2) 407,300 80,955
Wix.com (2) 198,000 55,286
136,241
Total IT Services 265,537

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
MEDIA & ENTERTAINMENT 8.6%
Direct-to-Consumer Subscription Services 5.7%
Netflix (2) 969,880 505,948
Spotify Technology (2) 425,600 114,039
619,987
Diversified Media 1.8%
Walt Disney (2) 929,910 171,587
Warner Music Group, Class A  822,012 28,220
199,807
Live Entertainment 0.8%
Liberty Media-Liberty Formula One, Class C (2) 1,051,700 45,528
Live Nation Entertainment (2) 473,800 40,107
85,635
Video Gaming 0.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $26,619 (1)(2)(3) 37,263 32,978
32,978
Total Media & Entertainment 938,407
SEMICONDUCTORS 1.5%
Processors 1.5%
NVIDIA  303,300 161,941
Total Semiconductors 161,941
SOFTWARE 16.9%
Back-Office Applications Software 4.6%
Avalara (2) 265,532 35,430
Bill.com Holdings (2) 528,726 76,930
Ceridian HCM Holding (2) 576,594 48,589
Coupa Software (2) 619,493 157,649
Paycom Software (2) 356,000 131,741
Workday, Class A (2) 183,344 45,548
495,887
Collaboration and Productivity Software 5.8%
Atlassian, Class A (2)(4) 1,007,799 212,404
ServiceNow (2) 626,592 313,365
Uipath, Class A, Acquisition Date: 12/11/20, Cost $4,133 (1)(2)(3) 142,070 8,847
Zoom Video Communications, Class A (2) 305,870 98,273
632,889

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
Front-Office Applications Software 1.6%
salesforce.com (2) 797,200 168,903
168,903
Industry-Specific Software 1.8%
nCino (2) 685,157 45,714
Shopify, Class A (2) 137,717 152,384
Toast, Acquisition Date: 11/14/18, Cost $558 (1)(2)(3) 20,287 2,606
200,704
Infrastructure And Developer Tool Software 3.1%
Datadog, Class A (2) 356,899 29,744
Microsoft  984,000 231,998
PagerDuty (2) 372,996 15,006
Snowflake, Class A (2) 68,545 15,716
Twilio, Class A (2) 115,250 39,272
331,736
Total Software 1,830,119
TELECOM SERVICES 21.1%
Towers 8.3%
American Tower, REIT  1,147,300 274,274
Cellnex Telecom (EUR)  1,398,335 80,611
Crown Castle International, REIT  1,344,667 231,458
Helios Towers (GBP) (2)(4) 18,559,030 43,192
Sarana Menara Nusantara (IDR)  411,976,500 31,209
SBA Communications, REIT  851,700 236,389
897,133
U.S. Cable/Satellite 7.8%
Altice USA, Class A (2) 2,358,555 76,724
Charter Communications, Class A (2) 670,409 413,655
Comcast, Class A  6,482,200 350,752
841,131
U.S. Wireless 5.0%
T-Mobile U.S. (2) 3,899,319 488,546
Verizon Communications  951,876 55,351
543,897
Total Telecom Services 2,282,161
Total Common Stocks (Cost $4,022,884) 10,577,208

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 2.4%
INDUSTRIALS 0.4%
Transportation Technology Services 0.4%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $12,597 (1)(2)(3) 1,363,230 26,797
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)(2)
(3) 127,117 10,915
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $3,572 (1)(2)(3) 130,241 5,741
Total Industrials 43,453
INTERNET 0.7%
China Internet Media/Advertising 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $12,010 (1)
(2)(3) 243,670 38,444
38,444
U.S. Internet Services 0.3%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)(3) 616,504 7,501
Houzz, Series D, 1/2/24, Acquisition Date: 6/3/14, Cost $4,200 (1)
(2)(3) 560,560 3,851
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $8,509 (1)(2)(3) 176,934 22,117
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $4,108 (1)(2)(3) 32,863 4,108
37,577
Total Internet 76,021
SOFTWARE 1.3%
Back-Office Applications Software 0.1%
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $3,508 (1)(2)(3) 1,528,887 5,519
5,519
Collaboration and Productivity Software 0.6%
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $10,489 (1)(2)
(3) 799,596 49,795
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $1,761 (1)(2)
(3) 134,268 8,362
Uipath, Series E, Acquisition Date: 7/9/20, Cost $388 (1)(2)(3) 20,887 1,301
Uipath, Series F, Acquisition Date: 2/2/21, Cost $5,551 (1)(2)(3) 89,141 5,551
65,009

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
Front-Office Applications Software 0.1%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (1)(2)(3) 906,055 7,965
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (1)(2)(3) 82,725 727
8,692
Industry-Specific Software 0.5%
Toast, Series D, Acquisition Date: 6/27/18, Cost $6,343 (1)(2)(3) 366,515 47,086
Toast, Series F, Acquisition Date: 2/14/20, Cost $1,556 (1)(2)(3) 34,233 4,398
51,484
Infrastructure And Developer Tool Software 0.0%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)(2)
(3) 30,162 5,350
5,350
Total Software 136,054
Total Convertible Preferred Stocks (Cost $104,797) 255,528
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 0.04% (5)(6) 4,808,972 4,809
Total Short-Term Investments (Cost $4,809) 4,809
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.08% (5)(6) 245,000 2,450
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,450

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.08% (5)(6) 9,870,334 98,703
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 98,703
Total Securities Lending Collateral (Cost $101,153) 101,153
Total Investments in Securities 100.9%
(Cost $4,233,643) $ 10,938,698
Other Assets Less Liabilities (0.9)% (102,004)
Net Assets 100.0% $ 10,836,694
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $512,122 and represents 4.7% of net assets.
(4) All or a portion of this security is on loan at March 31, 2021.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 0.04% $ — $ — $ 3
T. Rowe Price Short-Term Fund, 0.08% — — — ++
Totals $ — # $ — $ 3 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Treasury Reserve
Fund, 0.04% $ 67,253 ¤ ¤ $ 4,809
T. Rowe Price Short-Term Fund,
0.08% 59,468 ¤ ¤ 101,153
Total $ 105,962 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $105,962.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Communications & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Communications & Technology Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Communications & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $77,536,000 for the period ended
March 31, 2021.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,739,360 $ 669,646 $ 168,202 $ 10,577,208
Convertible Preferred Stocks — — 255,528 255,528
Short-Term Investments 4,809 — — 4,809
Securities Lending Collateral 101,153 — — 101,153
Total $ 9,845,322 $ 669,646 $ 423,730 $ 10,938,698
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 137,680 $ 9,810 $ 20,712 $ 168,202
Convertible Preferred Stocks 172,793 67,726 15,009 255,528
Total $ 310,473 $ 77,536 $ 35,721 $ 423,730

T. ROWE PRICE Communications & Technology Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 168,202 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of Return 15% 15% Increase
Market
comparable
Enterprise
Value to Sales
Multiple
8.2x 8.2x Increase
Enterprise
Value to Gross
Profit Multiple
11.7x 11.7x Increase
Enterprise
Value to Gross
Merchandise
Value Multiple
1.9x 1.9x Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 255,528 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
Value to Sales
Multiple
5.2x
– 8.2x
6.7x Increase
Sales Growth
Rate
12%
- 38%
32% Increase

T. ROWE PRICE Communications & Technology Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F121-054Q1 03/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
Value to Gross
Profit Multiple
8.3x
– 11.7x
10.0x Increase
Gross Profit
Growth Rate
15% 15% Increase
Enterprise
Value to Gross
Merchandise
Value Multiple
1.9x 1.9x Increase
Discount
for Lack of
Marketability
10% 10% Decrease